CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive (loss) income	Accumulated deficit Impact of change in accounting policy	Accumulated deficit	Impact of change in accounting policy	Total
Changes in shareholders' equity
Impact of change in accounting policy				¥ 726		¥ 726
Adjusted balance	¥ 320	¥ 5,861,445	¥ (200,688)		¥ (1,184,839)		¥ 4,476,238
Adjusted balance (in shares)	941,269,679
Balance at Dec. 31, 2017	¥ 320	5,861,445	(200,688)		(1,185,565)		4,475,512
Balance (in shares) at Dec. 31, 2017	941,269,679
Changes in shareholders' equity
Loss for the year					(430,268)		(430,268)
Loss for the year (Note i)							(430,268)
Other comprehensive income			61,434				61,434
Total comprehensive loss			61,434		(430,268)		(368,834)
Issuance of ordinary shares	¥ 21	1,283,287					1,283,308
Issuance of shares (in shares)	65,800,000
Shares surrendered (in shares)	(36)
Share-based compensation		105,877					105,877
Exercise of share options		18,979					¥ 18,979
Exercise of share options (in shares)	3,614,464						3,614,464
Vesting of restricted shares (in shares)	7,066,060
Settlement of liability-classified restricted share award		6,357					¥ 6,357
Settlement of liability-classified shares award (in shares)	260,560
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(10,941,084)
Balance at Dec. 31, 2018	¥ 341	7,275,945	(139,254)		(1,615,107)		5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Changes in shareholders' equity
Loss for the year					(442,083)		(442,083)
Loss for the year (Note i)							(442,083)
Other comprehensive income			86,570				86,570
Total comprehensive loss			86,570		(442,083)		(355,513)
Issuance of ordinary shares	¥ 55	4,934,071					4,934,126
Issuance of shares (in shares)	160,400,184
Shares surrendered (in shares)	(8)
Shares issued to depository bank	¥ 16	(16)
Shares issued to depository bank (in shares)	48,962,896
Change in redemption value of redeemable preferred shares		(17,760)					(17,760)
Redeemable preferred shares dividends		(40,344)					(40,344)
Share-based compensation		189,756					189,756
Exercise of share options		53,407					¥ 53,407
Exercise of share options (in shares)	10,150,336						10,150,336
Vesting of restricted shares (in shares)	8,885,120
Settlement of liability-classified restricted share award		7,984					¥ 7,984
Settlement of liability-classified shares award (in shares)	237,312
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(19,272,768)
Balance at Dec. 31, 2019	¥ 412	12,403,043	(52,684)		(2,057,190)		10,293,581
Balance (in shares) at Dec. 31, 2019	1,216,432,715
Changes in shareholders' equity
Loss for the year							(669,214)
Loss for the year (Note i)					(666,407)		(666,407)
Other comprehensive income			(386,951)				(386,951)
Total comprehensive loss			(386,951)		(666,407)		(1,053,358)
Issuance of ordinary shares	¥ 84	15,974,433					15,974,517
Issuance of shares (in shares)	246,153,848
Shares issued to depository bank	¥ 11	(11)
Shares issued to depository bank (in shares)	32,592,288
Conversion of convertible bonds		65					65
Conversion of convertible bonds (in shares)	1,544
Net loss attributable to redeemable non-controlling interests							2,807
Accretion to redemption value of redeemable non-controlling interests		(18,627)					(18,627)
Redeemable preferred shares dividends		(52,709)					(52,709)
Share-based compensation		333,686					333,686
Exercise of share options		78,748					¥ 78,748
Exercise of share options (in shares)	14,222,096						14,222,096
Vesting of restricted shares (in shares)	12,494,104
Settlement of liability-classified restricted share award		10,089					¥ 10,089
Settlement of liability-classified shares award (in shares)	190,536
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(26,906,736)
Balance at Dec. 31, 2020	¥ 507	¥ 28,728,717	¥ (439,635)		¥ (2,723,597)		¥ 25,565,992
Balance (in shares) at Dec. 31, 2020	1,495,180,395